CAPITAL STOCK - Additional Information, Preferred Stock Purchase Rights (Detail) - Series A Preferred Stock	12 Months Ended
	Jan. 03, 2015 right / shares $ / shares $ / right shares	Dec. 28, 2013 shares
Class of Stock [Line Items]
Preferred stock purchase right, purchase rights granted per share of common stock | right / shares	1
Number of securities called by purchase right		0.005
Preferred stock purchase right, exercise price (USD per right) | $ / shares	$ 220
Preferred stock purchase right, expiration date	Mar. 10, 2016
Preferred stock purchase right, preferred stock purchase right, redemption price per right | $ / right	0.01
Number of stock warrants or right, outstanding	155,521,628
Minimum
Class of Stock [Line Items]
Preferred stock purchase right, percentage threshold of outstanding common stock for redemption of rights	15.00%
Preferred stock purchase right, required ratio to exercise price in event of a business comination	200.00%
Maximum
Class of Stock [Line Items]
Preferred stock purchase right, percentage threshold of outstanding common stock for right redemption provision in business combination scenario	14.90%